COVER LETTER

February 28, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

  (1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MM Select Bond and Income Asset Fund and MM Select Equity Asset Fund, dated February 1, 2018, as filed under Rule 497(e) on February 20, 2018. The purpose of this filing is to submit the 497(e) filing dated February 20, 2018 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Vice President and Assistant Secretary, MassMutual Select Funds